Depreciation, amortization, shipping and handling expenses - Summary of Other Operating Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure Of Information On Income Statement [line items]
Interest income	¥ 131,879	$ 18,970	¥ 132,083	¥ 166,970
Dividend income from quoted equity securities	13	2	168	166
Gain on disposal of associate	1,329	191	0
Gain on disposal of property, plant and equipment	6,535	940	1,224
Gain on disposal of quoted equity securities	2,291	330	5,416	874
Gain on disposal of right-of-use assets	3,929	565	14,714	2,574
Government grants	176,264	25,355	152,932	209,793
Fair value gain on quoted equity securities	0	0	138
Fair value gain on foreign exchange forward contract	0	0	0	999
Foreign exchange gain, net	0	0	0	3,217
Others	12,109	1,742	19,496	15,676
Other operating income	¥ 334,349	$ 48,095	¥ 326,171	¥ 400,269